Net Income (Loss) Per Unit (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Net Income Per Unit [Abstract]
Earnings per unit, basic and diluted
Basic net income per unit is derived by reducing net income for the 1% general partnership interest and dividing the remaining 99% by the basic weighted average number of units outstanding for each period. Diluted net income per unit is derived by reducing net income for the 1% general partnership interest and dividing the remaining 99% by the total of the basic weighted average number of units outstanding and the dilutive unit equivalents resulting from outstanding compensatory options to buy Holding Units as follows:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2013	2012	2013	2012
	(in thousands, except per unit amounts)

Net income (loss) attributable to AllianceBernstein Unitholders	$99,948	$(44,246)	$335,178	$117,217

Weighted average units outstanding - basic	264,709	277,612	273,521	277,759
Dilutive effect of compensatory options to buy Holding Units	756	—	994	—
Weighted average units outstanding – diluted	265,465	277,612	274,515	277,759

Basic net income (loss) per AllianceBernstein Unit	$0.37	$(0.16)	$1.21	$0.42
Diluted net income (loss) per AllianceBernstein Unit	$0.37	$(0.16)	$1.21	$0.42

Basic net income (loss) per unit is derived by reducing net income (loss) for the 1% general partnership interest and dividing the remaining 99% by the basic weighted average number of units outstanding for each year. Diluted net (loss) income per unit is derived by reducing net income (loss) for the 1% general partnership interest and dividing the remaining 99% by the total of the basic weighted average number of units outstanding and the dilutive unit equivalents resulting from outstanding compensatory options to buy Holding Units as follows:

	Years Ended December 31,
	2012	2011	2010
	(in thousands, except per unit amounts)

Net income (loss) attributable to AllianceBernstein Unitholders	$188,916	$(174,768)	$442,419

Weighted average units outstanding—basic	277,721	278,018	275,415
Dilutive effect of compensatory options to buy Holding Units	1	—	1,639
Weighted average units outstanding—diluted	277,722	278,018	277,054

Basic net income (loss) per AllianceBernstein Unit	$0.67	$(0.62)	$1.59
Diluted net income (loss) per AllianceBernstein Unit	$0.67	$(0.62)	$1.58